Restructuring (Tables)	12 Months Ended
Dec. 31, 2021
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
The following table presents the activity in the obsolescence reserve:

	December 31,
($ in millions)	2021	2020	2019
Balance at beginning of year	(43)	(34)	(40)
Provisions, net	(1)	(34)	(29)
Amounts written off	11	24	23
Other	4	1	12
Balance at end of year	(28)	(43)	(34)
The following table presents the activity in the restructuring liabilities for the above plans for the years ended December 31, 2021 and December 31, 2020:

($ in millions)	Severance and Related Employee Costs	Other	Total
Balance at December 31, 2019	—	—	—
2020 segment reorganization plan expense, net	16	—	16
2020 global supply chain optimization plan expense, net (1)	5	3	8
2020 technology organization consolidation plan expense, net	17	—	17
Cash paid for all plans	(16)	(2)	(18)
Reversals of expense and other	1	—	1
Balance at December 31, 2020	23	1	24
2021 Italian workforce redundancies plan expense, net	11	—	11
Cash paid for all plans	(17)	—	(17)
Reversals of expense and other	(5)	(1)	(6)
Balance at December 31, 2021	12	1	13
(1) Other includes approximately $1 million of asset impairment costs, the offset of which is property, plant and equipment, net in the consolidated balance sheet.

Schedule of Restructuring Expense by Segment and Type of Cost
The following table summarizes consolidated restructuring expense by segment and type of cost:

	For the year ended December 31, 2021
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	8	—	8
Global Gaming	(3)	(1)	(4)
Digital & Betting	(1)	—	(1)
Corporate and Other	2	—	2
Total	6	(1)	6

	For the year ended December 31, 2020
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	5	—	5
Global Gaming	28	4	32
Digital & Betting	2	—	2
Corporate and Other	6	—	6
Total	41	4	45

	For the year ended December 31, 2019
($ in millions)	Severance and Related Employee Costs	Other	Total
Global Lottery	2	—	2
Global Gaming	3	(1)	2
Digital & Betting (1)	—	16	16
Corporate and Other	2	3	4
Total	7	18	25
(1) Primarily consists of asset impairment costs.